UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  44
Form 13F Information Table Value Total:  $125,820,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                 Value       Shrs or                 Investment       Voting Authority
Name of Issuer               Class        Cusip     (x$1000)     Prn Amt.    Shr/Prn     Discretion       Sole       None
--------------               -----        -----     --------     --------    -------     ----------       ----       ----
ALR Technologies              com       001630102          3      33,500       shr          sole          33,500          -
Abbott Laboratories           com       002824100      2,194      55,648       shr          sole          29,548     26,100
Alltel                        com       020039103        763      12,097       shr          sole           7,447      4,650
Automatic Data                com       053015103      2,639      57,500       shr          sole          12,650     44,850
Bank of New York              com       064058100        432      13,549       shr          sole           6,489      7,060
CVS Caremark                  com       126650100      2,848     107,814       shr          sole          57,114     50,700
Capital One Financial         com       14040H105      5,040      58,330       shr          sole          30,830     27,500
Carnival Corp.                com       143658300      3,673      68,700       shr          sole          40,700     28,000
Chevron                       com       166764100        607      10,700       shr          sole             200     10,500
Citigroup                     com       172967101      3,335      68,725       shr          sole          31,876     36,849
Comcast Corp.                 com       20030N101        622      24,000       shr          sole               -     24,000
Comcast Corp.                 com       20030N200      4,281     166,632       shr          sole         102,082     64,550
Credit Suisse                 com       H3698D419        433       8,528       shr          sole           8,528          -
Exxon Mobil                   com       30231G102     10,553     187,874       shr          sole          51,072    136,802
Factset Research              com       303075105      3,354      81,475       shr          sole          52,850     28,625
Flowserve                     com       34354P105      3,627      91,675       shr          sole          31,375     60,300
Freddie Mac                   com       313400301      3,615      55,318       shr          sole          35,918     19,400
General Dynamics              com       369550108      6,964      61,060       shr          sole          35,260     25,800
General Electric              com       369604103      3,798     108,358       shr          sole          62,958     45,400
Intel Corp.                   com       458140100        517      20,700       shr          sole          18,200      2,500
Ishares MC 400                com       464287507        487       6,600       shr          sole               -      6,600
Ishares SC 600                com       464287804      1,000      17,300       shr          sole           2,800     14,500
JP Morgan Chase               com       46625H100      4,451     112,154       shr          sole          69,654     42,500
Johnson & Johnson             com       478160104        478       7,952       shr          sole           6,384      1,568
Lehman Bros.                  com       524908100      1,609      12,550       shr          sole           9,050      3,500
Leucadia National             com       527288104      4,939     104,075       shr          sole          53,075     51,000
Microsoft                     com       594918104      3,106     118,788       shr          sole          68,988     49,800
Morgan Stanley                com       617446448      2,746      48,394       shr          sole          29,344     19,050
Nabors Industries             com       G6359F103      8,979     118,540       shr          sole          72,740     45,800
Pantry Inc                    com       698657103      1,233      26,230       shr          sole          15,330     10,900
Pepsico Inc.                  com       713448108      2,067      34,986       shr          sole          19,086     15,900
Proctor & Gamble              com       742718109      4,180      72,223       shr          sole          38,151     34,072
Royal Dutch Shell             com       780259206        289       4,700       shr          sole           4,700          -
SPDR 500 Tr.                  com       78462F103      4,436      35,630       shr          sole           1,130     34,500
Schlumberger, Ltd             com       806857108      4,174      42,968       shr          sole          29,268     13,700
Streettracks Gold Trust       com       863307104      3,152      61,100       shr          sole          27,200     33,900
Sysco Systems                 com       871829107      2,923      94,125       shr          sole          51,025     43,100
3M Co.                        com       88579Y101      3,326      42,910       shr          sole          18,250     24,660
Time Warner                   com       887317105      1,951     111,887       shr          sole          74,887     37,000
U.S. Bancorp                  com       902973304      1,235      41,325       shr          sole          24,068     17,257
United Technologies           com       913017109      2,978      53,260       shr          sole          33,760     19,500
Walgreen                      com       931422109        880      19,875       shr          sole           6,875     13,000
Williams Cos.                 com       969457100      3,747     161,700       shr          sole          90,500     71,200
Wyeth                         com       983024100      2,157      46,810       shr          sole          24,560     22,250